                                OPPENHEIMER REAL ESTATE FUND
                               Supplement dated April 11, 2007
                               to the Prospectus dated August 28, 2006

     This supplement  amends the Prospectus of Oppenheimer Real Estate Fund (the
"Fund") dated August 28, 2006. It replaces the supplement  dated January 8, 2007 and is in addition to the supplement dated October 12, 2006.

     Effective  April 12, 2007,  the Fund's  Prospectus is amended by adding the following  paragraph at the end of the section  "About the Fund's  Investments -
The Fund's Principal Investment Policies and Risks" on page 9:

     The Board of  Trustees  and the  shareholders  of the Fund have  approved a change  in  the  classification  of  the  Fund  from  a  diversified  management investment  company to a non-diversified  management  investment  company.  This means that the Fund can invest more of its assets in the  securities of a single issuer than it could as a diversified fund. The change to non-diversified status is intended to provide the Fund with more  investment  flexibility to respond to consolidation  in the REIT industry and to allow it to take larger  positions in one or more issuers in the REIT industry.

     As a non-diversified  fund, the Fund may be subject to additional risks. To the  extent  that the Fund  invests  a higher  percentage  of its  assets in the securities of a single issuer or a group of issuers, the Fund's performance will be more  vulnerable  to changes in the market  value of that  issuer or group of issuers,  and more  susceptible  to  risks  associated  with a single  economic, political or regulatory  occurrence,  than it would be if the Fund had continued
to operate as a diversified investment company.

April 11, 2007                                                PS0590.012

                       OPPENHEIMER REAL ESTATE FUND
                     Supplement dated April 11, 2007 to the
               Statement of Additional Information dated August 28, 2006

     This supplement amends the Statement of Additional  Information (the "SAI")
of  Oppenheimer  Real Estate Fund (the  "Fund")  dated August 28, 2006 and is in addition to any other supplements.

     1. The following is added before the paragraph titled "Portfolio Turnover,"
on page  20 of the  SAI,  in the  section  "About  the  Fund - Other  Investment
Techniques and Strategies":

     Non-Diversification  of the Fund's  Investments.  As of April 12, 2007, the
Fund is classified as a "non-diversified" fund under the Investment Company Act.
Funds  that  are  diversified  have  restrictions  against  investing  a  higher percentage  of  their  assets  in  the  securities  of  any  one  issuer.  As  a non-diversified  fund,  the Fund can invest more of its assets in the securities of a single issuer than it could prior to April 12, 2007 when it was  classified as a  diversified  fund.  However,  the  Fund  limits  its  investments  in  the securities  of any one  issuer  to  qualify  for tax  purposes  as a  "regulated investment company" under the Internal Revenue Code. By qualifying,  it does not have  to pay  federal  income  taxes  if  more  than  90% of  its  earnings  are distributed  to  shareholders.  To  qualify,  the Fund  must  meet a  number  of conditions.  First,  no more than 25% of the market  value of the  Fund's  total assets may be  invested  in the  securities  of a single  issuer.  Second,  with respect to 50% of the market value of its total  assets,  (1) no more than 5% of the market value of the Fund's total assets may be invested in the securities of a single issuer,  and (2) the Fund may not own more than 10% of the  outstanding voting securities of a single issuer.

     Being  non-diversified  may pose additional  investment  risks. If the Fund invests  more of its  assets in fewer  issuers,  the value of its  shares may be affected to a greater  extent by adverse  conditions  affecting any one of those issuers.  The statement of investments  included in this Statement of Additional
Information  reflect the investments held by the Fund prior to its changing from a diversified to a non-diversified  classification  and may not be reflective of the Fund's allocation of investments following that change.

     2. The first paragraph of the section "How the Fund is Managed," on page 26 of the SAI, is deleted in its entirety and replaced by the following:

     Organization  and  History.  The  Fund  is  an  open-end,   non-diversified
management  investment  company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in
November 2001.

April 11, 2007                                                   PX0590.007